Summary of Significant Accounting Policies (Supplemental Cash Flow Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Supplemental Cash Flow Information [Abstract]
Income taxes paid (refunded), net	$ 39.9	$ 40.9	$ 13.7
Fair Value of Assets Acquired	0	0	334.5
Less: loans prior to acquisition	(66.8)	(403.1)	(104.6)
Less: cash acquired	0	0	(3.6)
Cash paid, net of cash acquired	$ 7.3	$ 0	$ 164.0